SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2023
Shareholders Equity
SHAREHOLDERS’ EQUITY

NOTE 6 - SHAREHOLDERS’ EQUITY

A. Share capital:

	Number of shares
	June 30, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0001 par value	800,000,000,000	38,364,447	500,000,000	1
Preferred shares USD 0.0001 par value	200,000,000,000	-	-	-
Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have a par value per share of $0.0001 (before the reverse split) and par value per share of $0.0022 (post reverse split) and the Company does not have a limited amount of authorised capital.

Preferred shares

preferred shares with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

Deferred shares

Deferred Ordinary Shares are non-voting shares and do not convey upon the holder the right to be paid a dividend or to receive notice of or to attend, vote or speak at a general meeting. The Deferred Shares confer the right on a return of capital, on a winding-up or otherwise, only to the repayment of the nominal value paid up on the Deferred Shares after repayment of the nominal value of the Ordinary Shares.

Changes in Share capital

A.	On March 7, 2023 (the “Closing Date”), the Company consummated the Business Combination pursuant the BCA, dated July 26, 2022, and also consummated the SID, dated July 26, 2022.

Beginning on the day immediately prior to the Closing Date and ending on the day immediately after the Closing Date, the following transactions occurred:

1.	The AUD 828,240 of the 2022 Convertible Notes have been cancelled in consideration for the issuance of 1,000,000 ordinary shares in Security Matters PTY Ltd.

2.	Security Matters PTY Ltd. performed acceleration of vesting for all unvested warrants and options, the expense for the acceleration amounted to $186.

3.	32,211,716 warrants have been exercised on cashless basis to 24,568,773 shares in Security Matters PTY Ltd.

4.	18,673,253 ordinary shares of the Company have been issued to Security Matters PTY Ltd.’s shareholders in return for their 193,500,379 ordinary shares in Security Matters PTY Ltd. that were cancelled. Security Matters PTY Ltd.’s shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares.

5.	The Company issued 3,525,000 ordinary shares, 2,200,000 private warrants and 6,250,000 public warrants to Lionheart’s stockholders, in exchange for their existing Lionheart shares and warrants. The warrants exercise price is $11.5 per share, expiring in March 2028. The warrants are considered to be a derivative financial liability and measured at fair value, which is the market price as of the end of the period, amounted to $0.0204 per warrant.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 6 – SHAREHOLDERS’ EQUITY (CONT.)

6.	The Company issued 303,053 ordinary shares for an aggregate of $3,110 net proceeds.

7.	The Company issued 872,418 ordinary shares for the conversion of bridge loan at principal amount of $1,350 and 200,000 redeemable warrants ($5 per warrant, 5 years, exercise price of $11.5 per share).

B.	In May and June 2023, the Company issued 675,168 ordinary shares to Yorkville, for an aggregate of $450 net proceeds (see also Note 5.1).

C.	In June 2023, the Company raised capital as part of issuance of a unit of financial instruments in consideration of an aggregate of $2,580 net proceeds. As part of this issuance, the Company issued 13,333,333 shares, 15,333,332 warrants A and 15,333,332 warrants B (see also Note 5.2).

D.	After the balance sheet date, on August 21, 2023, the Company’s ordinary shares began trading on the Nasdaq Global Market on a post-Reverse Stock Split basis, after consolidating every twenty-two ordinary shares of the Company into one ordinary share (see also Note 9.1).

Incentive Equity Plan

In April 25, 2023, the Company’s board of directors and its shareholders approved and adopted the SMX Public Limited Company 2022 Incentive Equity Plan, which was subsequently amended the Company’s board of directors, subject to applicable Nasdaq requirements, which reserved for grant a number of ordinary shares equal to 15% of the number of issued and outstanding ordinary shares on a fully diluted basis immediately after the closing of the Business Combination, or 5,082,417 authorized ordinary shares.

1.	During the six-month period ended June 30, 2023, the Company granted 4,334,000 RSUs to employees, directors and service providers. The fair value at grant date of RSUs granted in the period were $1-$1.09. The related share-based expenses that were recognized in the period amounted to $1,738.

RSUs granted to employees, directors and service providers:

	Six months period ended June 30, 2023 (in thousands)	Six months period ended June 30, 2022 (in thousands)
Outstanding at beginning of period	-	-
Granted	4,334	-
Vested	(945)	-

Outstanding at June 30, 2023	3,389	-

2.	During the six-month period ended June 30, 2023, the Company granted 790,408 options to employees and service providers. These grants carry an exercise price of between $1.04 - $4.0, vesting period up to 4 years from the grant date, contractual life of the options under the plan is 5 years. The fair value of the grant at grant date is $185. The related share based expenses that were recognized in the six months period ended June 30, 2023 amounted to $168.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 6 - SHAREHOLDERS’ EQUITY (CONT.)

Options granted to employees and service providers:

	Six months period ended June 30, 2023
	Number of options (in thousands)	Weighted average exercise price per share (US$)
Outstanding at beginning of period	1,251	2.01
Granted	790	3.47
Exercised	(7)	1.39
Expired	-	-

Outstanding at June 30, 2023	2,034	2.58
Exercisable options at June 30, 2023	1,825	2.48

	Six months period ended June 30, 2022
	Number of options (in thousands)	Weighted average exercise price per share (US$)
Outstanding at beginning of period	3,346	2.02
Granted	989	2.86
Exercised	-
Expired	(375)	2.16

Outstanding at June 30, 2022	3,960	2.21
Exercisable options at June 30, 2022	2,703	2.33

The options to employees and service providers outstanding as of June 30, 2023, are comprised, as follows:

Exercise price (US$)	Outstanding as of June 30, 2023 (in thousands)	Weighted average remaining contractual term	Exercisable as of June 30, 2023 (in thousands)	Weighted average remaining contractual term
		(years)		(years)
0.84-1.39	845	1.18	845	1.18
1.81-2.51	335	2.59	335	2.59
3.57-4.0	707	4.89	498	4.86
4.18	10	1.74	10	1.74
4.87	137	3.51	137	3.51
	2,034		1,825

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)